UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 156.3%

Security	Principal Amount (000’s omitted)	Value
Education — 16.7%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,417,688
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,878,728
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	697,661
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	426,007
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	698,752
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,338,277
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,668,414
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,102,667
Rutgers State University, 5.00%, 5/1/33	1,000	1,131,190

		$10,359,384

Escrowed/Prerefunded — 23.8%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,718,607
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,656,008
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,226,884
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	115,025
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), Prerefunded to 7/1/18, 5.00%, 7/1/27	2,190	2,310,954
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	2,090	2,120,221
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,011,286
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	406,532
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,106,430
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	64,485
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	2,062,526

		$14,798,958

General Obligations — 1.2%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$340	$379,971
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	378,253

		$758,224

Hospital — 13.2%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$721,455
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	104,473

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	$750	$770,933
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	297,788
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	205	226,215
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	54,190
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,115,819
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	134,131
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,305	2,505,558
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/30(1)	1,000	1,096,940
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,162,881

		$8,190,383

Housing — 1.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$335	$335,181
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	465	469,027

		$804,208

Industrial Development Revenue — 7.7%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(2)	$1,085	$1,080,161
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	52,998
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	142,572
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	806,910
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	239,932
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,439,681

		$4,762,254

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$142,793
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	510,433
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	617,039

		$1,270,265

Insured-Escrowed/Prerefunded — 4.8%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,340,887
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,050,015
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	562,895

		$2,953,797

Insured-General Obligations — 5.9%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,080,802

Security	Principal Amount (000’s omitted)	Value
Irvington Township, (AGM), 5.00%, 7/15/31	$1,000	$1,123,050
Paterson, (BAM), 5.00%, 1/15/26	1,355	1,485,392

		$3,689,244

Insured-Hospital — 3.0%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$370	$384,311
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,489,586

		$1,873,897

Insured-Industrial Development Revenue — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,006,367

		$2,006,367

Insured-Lease Revenue/Certificates of Participation — 3.0%
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	$640	$676,384
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,164,030

		$1,840,414

Insured-Special Tax Revenue — 13.8%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,908,678
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,948,596
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,320,918
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	392,223

		$8,570,415

Insured-Student Loan — 2.2%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,340	$1,392,394

		$1,392,394

Insured-Transportation — 7.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$933,717
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	2,000	2,197,020
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,430,880
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	342,392

		$4,904,009

Lease Revenue/Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,010,632
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	438,192
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,320	1,329,134

		$2,777,958

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.5%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$250	$277,873

		$277,873

Senior Living/Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$474,783
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	783,814
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	704,956
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	230,461

		$2,194,014

Special Tax Revenue — 1.7%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,565
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,693
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	541,088
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	244,540

		$1,061,886

Student Loan — 2.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.881%, 6/1/36(3)	$655	$649,773
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	749,998

		$1,399,771

Transportation — 31.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,153,534
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,174,360
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	768,142
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,156,100
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	265,182
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	560,168
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,821,220
Port Authority of New York and New Jersey, 5.00%, 10/15/41(4)	5,000	5,677,900
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,000	2,266,320
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(4)	1,995	2,076,576
South Jersey Transportation Authority, 5.00%, 11/1/39	400	428,920

		$19,348,422

Water and Sewer — 3.0%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,312,500
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	570,450

		$1,882,950

Total Tax-Exempt Municipal Securities — 156.3% (identified cost $92,676,578)		$97,117,087

Taxable Municipal Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.7%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,063,280

		$1,063,280

Transportation — 1.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$750	$784,237

		$784,237

Total Taxable Municipal Securities — 2.9% (identified cost $1,793,754)		$1,847,517

Total Investments — 159.2% (identified cost $94,470,332)		$98,964,604

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.1)%		$(4,425,266)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.7)%		$(29,000,000)

Other Assets, Less Liabilities — (5.4)%		$(3,394,755)

Net Assets Applicable to Common Shares — 100.0%		$62,144,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 8.9% of total investments.

(1)	When-issued security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $1,080,161 or 1.7% of the Trust’s net assets applicable to common shares.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2017.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Jun-17	$(4,558,538)	$(4,549,688)	$8,850

						$8,850

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At February 28, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $8,850.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,813,978

Gross unrealized appreciation	$6,196,112
Gross unrealized depreciation	(1,375,486)

Net unrealized appreciation	$4,820,626

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$97,117,087	$—	$97,117,087
Taxable Municipal Securities	—	1,847,517	—	1,847,517
Total Investments	$—	$98,964,604	$—	$98,964,604
Futures Contracts	$8,850	$—	$—	$8,850
Total	$8,850	$98,964,604	$—	$98,973,454

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017